Leases (Details) - Schedule of undiscounted future minimum lease payment schedule	Oct. 31, 2021 USD ($)
Schedule of undiscounted future minimum lease payment schedule [Abstract]
2022	$ 194,160
2023	194,160
2024	194,160
2025	194,160
Total	$ 776,640